11. Repurchase Agreements (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of Repurchase Agreements [Abstract]
Current balance		$ 30,521,565	$ 28,647,848
Average balance		30,554,953	28,949,820
Highest month-end balance		32,938,807	31,745,206
Book Value - Pledged investments	[1]	40,186,557	38,797,609
Fair Value - Pledged investments	[1]	$ 39,366,831	$ 38,450,653

[1]	U.S. GSE securities, Agency MBS, ABS and OAS, and CDs were pledged as collateral for the periods presented.